                                                    ----------------------------
                                                              OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:   December 31, 2006
                                                    Estimated average burden
                                                    hours per form......... 22.8
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 3/31/2008 Check here if Amendment |X|: Amendment Number: 1

                        This Amendment (Check only one):
                        |X| is a restatement
                        | | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL 60601

Form 13F File Number 28-4651

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Angela Newhouse
Title:    Investment Information Manager
Phone:    312-236-6300

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
-----------------------------
(Signature)

Chicago, Illinois
-----------------------------
(City, State)

June 6, 2008
-----------------------------
(Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:
          0

Form 13F Information Table Entry Total:
          16

Form 13F Information Table Value Total:
          $3,623,035 (thousands)

         THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND
                         FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
          NONE

                               13F HOLDINGS REPORT
                                    3/31/2008

       COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6             COLUMN 7         COLUMN 8
                                                                                                                Voting Authority

       NAME OF             TITLE OF               VALUE      SHRS OR   SH/    PUT/    INVESTMENT   OTHER
        ISSUER               CLASS       CUSIP  (X $1000)    PRN AMT   PRN    CALL    DISCRETION  MANAGERS     SOLE     SHARED  NONE
AETNA INC NEW              COM       00817Y108      3,727      88,538   SH                SOLE                  88,538
AMERICAN INTL GROUP INC    COM       026874107      2,104      48,646   SH                SOLE                  48,646
BAXTER INTL INC            COM       071813109        278       4,800   SH                SOLE                   4,800
BOEING CO                  COM       097023105        334       4,494   SH                SOLE                   4,494
DEVON ENERGY CORP NEW      COM       25179M103        605       5,800   SH                SOLE                   5,800
GENERAL DYNAMICS CORP      COM       369550108  2,780,341  33,349,408   SH                SOLE              33,349,408
GENERAL ELECTRIC CO        COM       369604103        849      22,948   SH                SOLE                  22,948
HONEYWELL INTL INC         COM       438516106        226       4,000   SH                SOLE                   4,000
HOSPIRA INC                COM       441060100      1,069      25,000   SH                SOLE                  25,000
JP MORGAN CHASE & CO       COM       46625H100      8,464     197,064   SH                SOLE                 197,064
LABORATORY CORP AMER HLDGS COM NEW   50540R409    469,955   6,378,320   SH                SOLE               6,378,320
MEDIS TECHNOLOGIES LTD     COM       58500P107     21,498   2,370,285   SH                SOLE               2,370,285
MICROSOFT CORP             COM       594918104      2,934     103,387   SH                SOLE                 103,387
MOODYS CORP                COM       615369105    329,542   9,461,441   SH                SOLE               9,461,441
PROCTER & GAMBLE CO        COM       742718109        305       4,352   SH                SOLE                   4,352
US BANCORP DEL             COM NEW   902973304        804      24,851   SH                SOLE                  24,851

Total                                           3,623,035  52,093,334                                       52,093,334